AAM S&P 500 High Dividend Value ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Value
Communication Services - 9.9%
AT&T, Inc.	64,977	$1,703,047
Comcast Corp. - Class A	52,864	1,572,704
Match Group, Inc.	49,240	1,533,826
Omnicom Group, Inc.	19,432	1,497,041
Verizon Communications, Inc.	38,913	1,732,407
		8,039,025

Consumer Discretionary - 9.3%
Best Buy Company, Inc.	22,942	1,493,524
Darden Restaurants, Inc.	7,375	1,470,206
Ford Motor Co.	110,930	1,539,709
Hasbro, Inc.	17,372	1,551,493
Lowe's Cos., Inc.	5,511	1,471,768
		7,526,700

Consumer Staples - 9.6%
Altria Group, Inc.	25,000	1,549,750
Archer-Daniels-Midland Co.	22,566	1,518,917
Conagra Brands, Inc.	88,288	1,634,211
Kraft Heinz Co. (a)	68,167	1,618,285
Molson Coors Beverage Co. - Class B	30,279	1,454,603
		7,775,766

Energy - 9.8%
APA Corp. (a)	57,535	1,519,499
Coterra Energy, Inc.	57,052	1,645,950
Devon Energy Corp.	40,449	1,626,454
EOG Resources, Inc.	14,132	1,584,621
ONEOK, Inc.	20,139	1,594,808
		7,971,332

Financials - 9.5%
KeyCorp	70,415	1,515,331
Principal Financial Group, Inc.	16,764	1,587,886
Prudential Financial, Inc.	13,951	1,550,096
Regions Financial Corp.	53,297	1,518,964
US Bancorp	27,528	1,544,596
		7,716,873

Health Care - 9.3%
Amgen, Inc.	4,446	1,519,998
Bristol-Myers Squibb Co.	28,018	1,542,391
CVS Health Corp.	18,738	1,396,356
Pfizer, Inc.	58,979	1,559,405
Viatris, Inc.	117,008	1,531,635
		7,549,785

Industrials - 9.3%
FedEx Corp.	4,975	1,603,194
Paychex, Inc.	14,252	1,469,809
Snap-on, Inc.	4,109	1,504,346
Stanley Black & Decker, Inc. (a)	18,279	1,437,826
United Parcel Service, Inc. - Class B	14,076	1,495,152
		7,510,327

Information Technology - 9.1%
Accenture PLC - Class A	5,445	1,435,520
HP, Inc.	78,185	1,519,916
NetApp, Inc.	15,728	1,515,393
QUALCOMM, Inc.	9,766	1,480,428
Skyworks Solutions, Inc. (a)	26,075	1,453,942
		7,405,199

Materials - 9.4%
Amcor PLC (a)	36,014	1,593,620
Avery Dennison Corp.	8,225	1,525,820
CF Industries Holdings, Inc.	16,623	1,549,762
LyondellBasell Industries NV - Class A	29,482	1,444,618
Smurfit WestRock PLC	36,434	1,516,747
		7,630,567

Real Estate - 9.2%
Alexandria Real Estate Equities, Inc.	26,124	1,427,415
BXP, Inc.	23,161	1,497,822
Healthpeak Properties, Inc.	85,232	1,469,400
Host Hotels & Resorts, Inc.	81,743	1,514,698
Kimco Realty Corp.	73,007	1,538,987
		7,448,322

Utilities - 5.7%
NextEra Energy, Inc.	18,207	1,600,395
NRG Energy, Inc.	10,134	1,546,753
Vistra Corp.	9,543	1,511,134
		4,658,282
TOTAL COMMON STOCKS (Cost $80,415,561)		81,232,178

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.6%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (b)	8,552,846	8,552,846
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,552,846)		8,552,846

MONEY MARKET FUNDS - 0.2%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.61% (b)	181,106	181,106
TOTAL MONEY MARKET FUNDS (Cost $181,106)		181,106

TOTAL INVESTMENTS - 110.9% (Cost $89,149,513)		89,966,130
Liabilities in Excess of Other Assets - (10.9)%		(8,827,263)
TOTAL NET ASSETS - 100.0%		$81,138,867

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $8,440,157.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

AAM S&P 500 High Dividend Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$81,232,178	$–	$–	$81,232,178
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	8,552,846
Money Market Funds	181,106	–	–	181,106
Total Investments	$81,413,284	$–	$–	$89,966,130

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $8,552,846 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.